4. ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
Accounting Policies
ACCOUNTING POLICIES

The main accounting policies used in the preparation of these consolidated Consolidated Financial Statements are explained below.

4.1   New accounting standards, amendments and interpretations issued by the IASB effective as of December 31, 2019 and adopted by the Company

The Company has first applied the following standards and/or amendments as from January 1, 2019:

- IFRS 16 – “Leases” (issued in January 2016).

- IFRIC 23 – “Uncertainty over Income Tax Treatments” (issued in June 2017)

- IFRS 9 – “Financial Instruments” (application guideline amended in October 2017)

- IAS 28 – “Investments in Associates and Joint Ventures” (amended in October 2017)

- Annual Improvements to IFRS Standards 2015–2017 Cycle (issued in December 2017)

- IAS 19 – “Employee Benefits” (amended in February 2018)

The impact of the initial application of IFRS 16 in the Company’s operating results and financial position as from January 1, 2019 is detailed below.

The application of the remaining standards, amendments or interpretations did not have any impact on the results of the operations or the financial position of the Company.

4.1.1    Impacts of the adoption of IFRS 16

The Company has opted to apply IFRS 16, using the simplified approach, in relation to lease contracts previously identified as such under IAS 17, retrospectively with the cumulative effect recognized as an adjustment to the opening balance of retained earnings as of January 1, 2019, without restating comparative information.

Until December 31, 2018, only contracts classified as financial leases under IAS 17 were capitalized by the Company, that is, contracts where the Company had substantially all of the risks and rewards of ownership of the leased asset. At the financial lease´s inception, the Company recorded an asset and a liability for the same value, corresponding to the leased property’s fair value, or, if lower, the present value of the minimum lease payments. The corresponding rental obligations, net of finance charges, were included in other liabilities. Each lease payment was allocated between the liability and the finance cost. The finance cost was charged to profit or loss over the lease period so as to produce a constant periodic interest rate on the remaining liability balance for each period. Property, plant and equipment acquired under financial leases were depreciated over the asset’s useful life or, if lower, over the lease term. Leases in which a significant portion of the risks and rewards of ownership were not transferred to the Company were classified as operating leases. Payments made under operating leases (net of any incentive received from the lessor) were charged to profit or loss on a straight-line basis over the lease period.

Management has reviewed effective lease contracts and has recognized a right-of-use asset in the amount of U$S 8 million corresponding to the amount of the lease liability as of the adoption date (which equals the present value of the remaining lease payments), as detailed below:

Operating lease commitments as of 12.31.2018	10.5
Discount using incremental borrowing rate of 58.16% as of 01.01.2019	(2.4)
Exchange differences on translation	(0.1)
Lease liability recognised as of 01.01.2019	8

The rest of the identified lease commitments correspond to contracts ending within 12 months of the date of initial application, which continue to be recognized by the Company on a straight-line basis.

As of the adoption date, the Company has maintained the recorded book value for right-of-use assets and lease liabilities which were classified as finance leases under IAS 17.

Finally, no transition adjustments were made for leases in which the Company acts as a lessor.

Consequently, the Company has not recognized any adjustment to retained earnings upon the initial application of IFRS 16.

4.2   New standards, amendments and interpretations issued by the IASB not yet effective and which have not been early adopted by the Company

-	IFRS 17 - “Insurance Contracts”: issued in May 2017. It supersedes IFRS 4, introduced in 2004 as an interim standard, which gave companies dispensation to carry on accounting for insurance contracts using national accounting standards, thus resulting in several application approaches. IFRS 17 sets the principles for the recognition, measurement, presentation and disclosure of information associated with insurance contracts and is applicable as from January 1, 2021, allowing for its early adoption for entities already applying IFRS 9 and IFRS 15. The Company estimates that its application will not have a significant impact on the Company’s operating results or financial position.
-	Conceptual Framework: in March 2018, the IASB published a revised conceptual framework which will supersede the current one. However, this framework is not a standard in itself and will not override any existing standard. The concepts of the revised conceptual framework will be immediately taken into consideration in the issuance of future standards by the IASB and the Interpretations Committee. Preparers of financial statements under IFRS will consider the revised conceptual framework for the development of accounting policies on matters not specifically addressed by the IFRS for annual periods beginning on or after January 1, 2020.
-	IFRS 3 – “Business Combinations”: amended in October 2018. It clarifies the definition of business and establishes guidelines for determining whether a transaction should be accounted for as a business combination or as an acquisition of assets. It applies to acquisition transactions as from January 1, 2020, and allows for its early adoption.
-	IAS 1 – “Presentation of Financial Statements” and IAS 8 – “Accounting Policies, Changes in Accounting Estimates and Errors”: amended in October 2018. They clarify the definition of materiality and incorporate the concept of “information shadowing” when there is an effect similar to omitting or reporting inaccurate information. They apply prospectively to annual periods starting on or after January 1, 2020, and allow for early adoption.
-	Amendments to IFRS 9 – “Financial Instruments”, IAS 39 – “Financial instruments: Presentation” and IFRS 7 – “Financial Instruments: Disclosures”: it incorporates temporary exemptions in the case of hedge relationships affected by the interest rate benchmark reform pursuant to the recommendations published by the Financial Stability Board (FSB) in July 2014. Amendments are applicable to fiscal years starting on or after January 1, 2020, allowing for early adoption.

4.3   Effects of changes in foreign exchange rates

4.3.1 Functional and presentation currency

The information included in these Consolidated Financial Statements is recorded and presented in U.S. Dollars, which is the Company’s functional currency, that is, the currency of the primary economic environment where the entity operates.

4.3.2 Foreign-currency transactions and balances

Foreign currency transactions are translated into the functional currency at the exchange rates prevailing on each transaction date or valuation date, when items are remeasured. Foreign exchange gains and losses arising on the settlement of monetary items and on translating monetary items at the closing of the fiscal year using year-end exchange rate are recognized within the financial results in the statement of comprehensive income, with the exception of capitalized amounts.

4.3.3 Group companies’ translation into functional currency

The results and financial position of subsidiaries, joint ventures and associates whose functional currency is the Argentine Peso, a currency of a hyperinflationary economy, are translated into the Company’s functional currency using the year-end exchange rate. The results generated by the application of IAS 29 adjustment mechanism for hyperinflationary economies, on the opening equity measured in functional currency are recognized under “Other comprehensive income”.

4.3.4 Classification of Other comprehensive income within the Company’s equity

The Company classifies and directly accumulates within equity, in the retained earnings line, the results generated by the application of the IAS 29 adjustment mechanism on the opening retained earnings, while the remaining results are presented in a separate component of equity and accumulated until the disposal of the foreign operation in “Other comprehensive income”, in accordance with IAS 21.

4.4   Principles of consolidation and equity accounting

4.4.1 Subsidiaries

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. The Group cease consolidation of entities from the date that control ceases.

The acquisition method of accounting is used to account for business combinations by the Group (see Note 4.4.5 below).

Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed when necessary to ensure consistency with the policies adopted by the Group.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the Consolidated Statement of Comprehensive Income, Consolidated Statement of Changes in Equity and Consolidated Statement of Financial Position respectively.

4.4.2 Associates

Associates are all entities over which the group has significant influence but not control or joint control. This is generally the case where the Group holds between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting (see Note 4.4.4 below), after initially being recognized at cost.

4.4.3 Joint arrangements

Investments in joint arrangements are classified as either joint operations or joint ventures, according IFRS 11 “Joint Arrangements”. The classification depends on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement. The Company has both joint operations and joint ventures.

4.4.3.1 Joint operations

The Company recognizes its direct right to the assets, liabilities, incomes and expenses of joint operations and its share of any jointly held or incurred assets, liabilities, incomes and expenses. These have been incorporated in the Consolidated Financial Statements under the appropriate headings.

4.4.3.2 Joint ventures

Interests in joint ventures are accounted for using the equity method (see Note 4.4.4 below), after initially being recognized at cost.

4.4.4 Equity Method

Under the equity method of accounting, the investments are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the post-acquisition profits or losses of the investee in profit or loss, and the Group’s share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable from associates and joint ventures are recognized as a reduction in the carrying amount of the investment.

When the Group’s share of losses in an equity-accounted investment equals or exceeds its interest in the entity, together with any long-term interests that, in substance, form part of the net investment, the Group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the other entity.

Unrealized gains on transactions between the Group and its associates and joint ventures are eliminated to the extent of the group’s interest in these entities. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of equity accounted investees have been changed where necessary to ensure consistency with the policies adopted by the Group.

The carrying amount of equity accounted investments is tested for impairment in accordance with the policy described below in Note 4.9.

4.4.5 Business combinations

The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisitions comprises:

i.	the fair value of the transferred assets,
ii.	the liabilities incurred to the former owners of the acquired business,
iii.	the equity interests issued by the group,
iv.	the fair value of any asset or liability resulting from a contingent consideration arrangement, and
v.	the fair value of any pre-existing equity interest in the subsidiary.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The group recognises any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets.

Acquisition-related costs are expensed as incurred. The value of the goodwill represents the excess of: i) the consideration transferred, ii) the amount of any non-controlling interest in the acquired entity, and iii) the acquisition-date fair value of any previous equity interest in the acquired entity, over the fair value of the net identifiable assets acquired is recorded as goodwill. If the fair value of the net identifiable assets of the business acquired exceeds those amounts, the gain on bargain purchase is recognised directly in profit or loss.

Where settlement of any part of cash consideration is deferred, the amounts payable in the future are discounted to their present value as at the date of exchange. The discount rate used is the entity’s incremental borrowing rate, being the rate at which a similar borrowing could be obtained from an independent financier under comparable terms and conditions.

Contingent consideration is classified either as equity or a financial liability. Amounts classified as a financial liability are subsequently remeasured to fair value with changes in fair value recognised in profit or loss.

If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date. Any gains or losses arising from such remeasurement are recognised in profit or loss.

The Group has up to 12 months to finalize the accounting for a business combination. Where the accounting for a business combination is not complete by the end of the year in which the business combination occurred, the Group reports provisional amounts.

4.4.6 Changes in ownership interests

The Group treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in “Other reserves” within equity attributable to owners of the Company.

When the Group ceases to consolidate or equity account for an investment because of a loss of control, joint control or significant influence, any retained interest in the entity is remeasured to its fair value with the change in carrying amount recognized in profit or loss. This fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognised in other comprehensive income are reclassified to profit or loss.

If the ownership interest in a joint venture or an associate is reduced but joint control or significant influence is retained, only a proportionate share of the amounts previously recognized in other comprehensive income are reclassified to profit or loss where appropriate.

4.5   Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the Executive committee.

The Executive Committee, is the highest decision-making authority, is the person responsible for allocating resources and setting the performance of the entity’s operating segments, and has been identified as the person/ body executing the Company’s strategic decisions.

In segmentation the Company considers transactions with third parties and intercompany operations, which are done on internal transfer pricing based on market prices for each product.

4.6   Property, plant and equipment

Property, Plant and Equipment is measured following the cost model. It is recognized at acquisition cost less depreciation a less any accumulated impairment.

Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the group and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognised when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.

The cost of work in progress whose construction will extend over time includes, if applicable, the computation of financial costs accrued on loans granted by third parties and other pre-production costs, net of any income obtained from the sale of commercially valuable production during the launching period.

Works in progress are valued according to their degree of progress. Works in progress are recorded at cost less any loss due to impairment, if applicable.

Assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each year. An asset’s carrying amount is written down immediately to its recoverable amount if the asset´s carrying amount is greater than its estimated recoverable amount.

Gains and losses on disposals are determined by comparing the sale price with the carrying amount, stated in terms of the measuring unit current at the disposal date.

4.6.1    Depreciation methods and useful lives

The group depreciates productive wells, machinery and camps in the oil and gas production areas according to the units of production method, by applying the ratio of oil and gas produced to estimated proved developed oil and gas reserves. The acquisition cost of property with proved reserves is depreciated by applying the ratio of oil and gas produced to estimated proved oil and gas reserves. Acquisition costs related to properties with unproved reserves is valued at cost with recoverability periodically assessed on the basis of geological and engineering estimates of possible and probable reserves that are expected to be proved over the life of each concession.

Machinery and generation equipment (including any significant identifiable component) are depreciated under the unit of production method.

The group´s remaining items of property, plant and equipment (including any significant identifiable component) are depreciated by the straight-line method based on estimated useful lives, as detailed below:

Buildings:	50 years
Substations:	35 years
High voltage lines:	40 - 45 years
Medium voltage lines:	35 - 45 years
Low voltage lines:	30 - 40 years
Transformer centrals:	25 - 35 years
Meters:	25 years
Vehicles:	5 years
Furniture, fittings and communication equipment:	5- 20 years
Computer equipment and software:	3 years
Tools:	10 years
Gas Plant and Pipeline:	20 years

If appropriate, the depreciation method is reviewed and adjusted at the end of each year.

4.6.2 Asset retirement obligations

Estimated future costs of asset retirement obligations on well abandonment in oil and gas areas and wind turbines decommissioning in wind farms, discounted at a risk adjusted rate, are capitalized in the cost of the assets and depreciated using the units of production method.  Additionally, a liability at the estimated value of the discounted amounts payable is recognized. Changes in the measurement of asset retirement obligations that result from changes in the estimated timing, amount of the outflow of resources required to settle the obligation, or the discount rate, are added to, or deducted from, the cost of the related asset. If a decrease in the liability exceeds the carrying amount of the asset, the excess is recognized immediately in profit or loss.

4.7   Intangible assets

4.7.1    Goodwill

Goodwill is the result of the acquisition of subsidiaries. Goodwill represents the excess of the acquisition cost over the fair value of the equity interest in the acquired entity held by the company on the net identifiable assets acquired at the date of acquisition.

For impairment testing, goodwill acquired in a business combination is allocated from the acquisition date to each of the acquirer’s CGU or group of CGUs that are expected to benefit from the synergies of the combination. Each unit or group of units that goodwill is allocated represents the lowest level within the entity at which the goodwill is monitored for internal management purposes.

4.7.2    Concession arrangements

Concession arrangements corresponding to Edenor and hydroelectric generation plants Diamante and Nihuiles are not under the scope of the guidelines of IFRIC 12 “Service Concession Arrangements”.

These concession agreements meet the criteria set forth by the IFRSs for capitalization less depreciation a less any accumulated impairment. They are amortized following the straight-line method based on each asset’s useful life, which corresponds to the life of each concession agreement.

4.7.3    Identified intangible assets in acquired investments

Corresponds to intangible assets identified at the moment of the acquisition of companies. Identified assets meet the criteria established in IFRS for capitalization less depreciation a less any accumulated impairment. They are amortized by the straight-line method according to the useful life of each asset, considering the estimated way in which the benefits produced by the asset will be consumed.

4.8   Assets for oil and gas exploration

The Company uses the successful efforts method of accounting for its oil and gas exploration and production activities. This method involves the capitalization of: (i) the cost of acquiring properties in oil and gas exploration and production areas; (ii) the cost of drilling and equipping exploratory wells that result in the discovery of commercially recoverable reserves; (iii) the cost of drilling and equipping development wells, and (iv) the estimated asset retirement obligations (see Note 4.6.2).

According to the successful efforts method of accounting, exploration costs (including geological and geophysical costs), excluding exploratory well costs, are expensed during the period in which they are incurred. Drilling costs of exploratory wells are capitalized until it is determined that proved reserves exists and they justify the commercial development.  If reserves are not found, such drilling costs are expensed. Occasionally, an exploratory well may determine the existence of oil and gas reserves but they cannot be classified as proved when drilling is complete.  In those cases, such costs continue to be capitalized insofar as the well has allowed determining the existence of sufficient reserves to warrant its completion as a production well and the Company is making sufficient progress in evaluating the economic and operating feasibility of the project.

4.9   Impairment of non-financial long-lived assets

Intangible assets that have an indefinite useful life and goodwill are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired.

The remaining non-financial long-lived assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purpose of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows which are largely independent of the cash inflows from other assets or groups of assets (CGU).

Non-financial long-lived assets, other than goodwill, that have been impaired are reviewed for possible reversal of the impairment at the end of each reporting period.

4.10   Financial assets

4.10.1     Classification

The Group classifies its financial assets in the following categories:

i.	those that are subsequently measured at fair value (either through other comprehensive income or through profit or loss), and
ii.	those that are subsequently measured at amortised cost.

The classification depends on the entity’s business model for managing the financial assets and the contractual cash flow characteristics.

Gains and losses from financial assets measured at fair value, will be recorded in the Statement of Comprehensive Income or in Statement of Other Comprehensive Income.

Investments in equity instruments are measured at fair value. For those investments that are not held for trading, the Company may make an irrevocable election at initial recognition to present subsequent changes in other comprehensive income. The Company's election was to recognize changes in fair value through profit and loss.

The company reclassifies financial assets when and only when it changes its business model for managing those financial assets.

4.10.2     Recognition and derecognition

The conventional purchases and sales of financial assets are accounted for at trade date, that is, the date on which the Company undertakes to purchase or sell the asset, or at settlement date. Financial assets are derecognized when contractual rights to the cash flows from the financial assets have expired or been transferred, and the Company has substantially transferred all risks and rewards of ownership of the asset.

4.10.3     Measurement

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset.

A gain or loss on a debt investment that is subsequently measured at fair value and is not part of a hedging relationship is recognised in profit or loss and disclosed in “Changes in the fair value of financial instruments” within “Other financial Results. A gain or loss on a debt investment that is subsequently measured at amortised cost and is not part of a hedging relationship is recognized in profit or loss when the financial asset is derecognised or impaired and through the amortization process using the effective interest rate method.

The Group subsequently measures equity investments at fair value. Dividends from such investments continue to be recognized in profit or loss as long as they represent a return on investment.

4.10.4     Impairment of financial assets

The Company assesses the expected credit losses related to its financial instruments at amortized cost and financial instruments at fair value through other comprehensive income, if applicable.

The Company applies the simplified approach allowed by IFRS 9 to measure expected credit losses for trade receivables and other receivables with similar risk characteristics. For this purpose, receivables are grouped by business segment and based on shared credit risk characteristics and expected credit losses are determined based on rates calculated for different ranges of default days from the due date.

The expected loss rates are based on the sales collection profiles over a period of 24 months before the end of each year, considering historical credit losses experienced within this period that are adjusted, if applicable, to reflect forward-looking information that could affect the ability of customers to settle the receivables.

4.10.5     Offsetting of financial instruments

Financial assets and liabilities are offset, and the net amount reported in the consolidated statements of financial position, when there is a legally enforceable right to offset the recognized amounts, and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

4.11   Trade and other receivables

Trade receivables and other receivables are recognized at fair value and subsequently measured at amortized cost, using the effective interest method, less provision for impairment, if applicable.

The Company recognises provisions for impairment on trade and other receivables based on expected credit loss model described in Note 4.10.4. Trade receivables are written off when there is no reasonable expectation of recovery. The Company considers the following default indicators: i) voluntary reorganization proceedings, bankruptcy or initiation of judicial demands; ii) insolvency implying a high impossibility of collection and iii) past due balances greater than 90 days.

Receivables arising from services billed to customers but not collected by Edenor, as well as those arising from services rendered but unbilled at the closing date of each financial year are recognized at fair value and subsequently measured at amortized cost using the effective interest rate method.

Receivables from electricity supplied to low-income areas and shantytowns are recognized, also in line with revenue, when the Framework Agreement has been renewed for the period in which the service was provided.

Where applicable, allowances for doubtful tax credits have been recognized based on estimates on their uncollectibility within their statutory limitation period, taking into consideration the Company’s current business plans.

4.12   Derivative financial instruments and hedging account

Derivative financial instruments are measured at fair value, determined as the amount of cash to be collected or paid to settle the instrument as of the measurement date, net of any prepayment collected or paid. Fair value of derivative financial instruments traded in active markets is disclosed based on their quoted market prices and fair value of instruments that are not traded in active markets is determined using different valuation techniques. Subsequent accounting of changes in fair value depends on whether the derivative is designated as a hedging instrument and, if so, the nature of the item being hedged. The Company may designate derivative financial instruments in the following categories:

i.	fair value hedge of recognized assets or liabilities or over firm commitment (fair value hedge);
ii.	cash flow hedges of a particular risk associated with recognized assets and liabilities and highly probable future transactions (cash flow hedges), or
iii.	net investment hedge in foreign operation (net investment hedges).

At the beginning of the hedge relationship, the Group documents the economic relationship between the hedging instruments and the hedged items, even if it is expected that changes in the cash flows of the hedging instruments offset changes in the cash flows of the hedged items. The Group documents its objective and risk management strategy to carry out its hedging operations.

Changes in the measurement of derivative financial instruments designated as cash flow hedge, which have been determined as effective, are recognized in equity. The gain or loss related to the ineffective portion is recognized immediately in profit or loss. Changes in the measurement of derivative instruments that do not qualify for hedge accounting are recognized in profit or loss.

The Company has not formally designated financial instruments as hedging instruments.

4.13   Inventories

This line item includes crude oil stock, raw materials, work in progress and finished products relating to Petrochemicals and Oil and Gas business segments as well as materials and spare parts relating to the Generation and Distribution of Energy business segments.

Inventories are stated at the lower of cost or net realizable value. Cost is determined using the weighted average price method. The cost of inventories includes expenditure incurred in purchases and production and other necessary costs to bring them to their existing location and condition. In case of manufactured products and production in process, the cost includes a portion of indirect production costs, excluding any idle capacity (slack).

The net realizable value is the estimated selling price in the ordinary course of business less the estimated cost of completion and the estimated costs to make the sale.

The assessment of the recoverable value of these assets is made at each reporting date, and the resulting loss is recognized in the statement of income when the inventories are overstated.

The Company has classified materials and spare parts into current and non-current, depending on the timing in which they are expected to be used for replacement or improvement on existing assets. The portion of materials and spare parts for maintenance or improvements on existing assets, is exposed under the heading “Property, plant and equipment”.

4.14   Non-current assets (or disposal group) held for sale and discontinued operations

Non-current assets are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell, except deferred tax assets, assets arising from employee benefits, financial assets and investment property that are carried at fair value and contractual rights from insurance contracts, which are specifically exempt from this requirement.

An impairment loss is recognised for any initial or subsequent write-down of the asset until fair value less costs to sell. A gain is recognised for any subsequent increases in fair value less costs to sell of an asset (or disposal group), but not in excess of any cumulative impairment loss previously recognised. The gain or loss not previously recognised by the date of the sale of the non-current asset is recognised at the date of derecognition.

Non-current assets (including those that are part of a disposal group) are not depreciated or amortized while they be classified as held for sale. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale continue to be recognized.

Non-current assets classified group of assets classified as held for sale are presented separately from the other assets in the balance sheet. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the balance sheet. These assets and liabilities are not offset.

If it is a discontinued operation, that is, an item which has been disposed of or classified as held for sale; and (i) it represents a significant business line or geographic area which may be considered separate from the rest; (ii) it is part of a single coordinated plan to dispose of a significant business line or operating geographic area which may be deemed separate from the rest; or (iii) it is a subsidiary entity acquired solely for the purpose of reselling it; a single amount is disclosed in the statement of comprehensive income, which shows results of discontinued operations, net of tax, including the result for the valuation at fair value less cost of sales or asset disposal costs, if applicable.

4.15   Cash and cash equivalents

For the purpose of presentation in the Consolidated Statement of Cash Flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. If any, bank overdrafts are shown within borrowings in current liabilities in the Consolidated Statement of Financial Position and there are not disclosed under Cash and cash equivalents in the Consolidated Statement of Cash Flows since they are not part of the Company’s cash management.

4.16   Shareholder´s equity

Equity’s movements have been accounted for in accordance with the pertinent decisions of shareholders' meetings and legal or regulatory standards.

All equity accounts have been restated in terms of the measuring unit current as of December 31, 2018, with the exception of Share capital and Treasury shares, which represent the subscribed and paid in, and the outstanding treasury capital, respectively. The adjustment resulting from its restatement as of December 31, 2018 is disclosed in the Comprehensive share capital adjustment and Comprehensive treasury shares adjustment lines, respectively.

As from the change in functional currency detailed in Note 3.1, the Company has discontinued the preparation and presentation of financial statements under IAS 29, and has considered equity figures expressed in terms of the measuring unit current as of December 31, 2018 as the basis for subsequent financial statements’ amounts.

4.16.1   Share capital

Share capital represents the capital issued, composed of the contributions that were committed and/or made by the shareholders and represented by shares that comprise outstanding shares at nominal value. Ordinary shares are classified as equity.

4.16.2   Share premium

It includes:

i.	The portion of the collected price exceeding the face value of the shares issued by the Company, net of absorbed accumulated losses.
ii.	The difference between the fair value of the consideration paid/collected and the accounting value of the equity interest in the subsidiary acquired/sold/diluted which does not represent a loss of control or significant influence.
iii.	The difference between the proportional equity value registered before the merger of subsidiary and the value resulting from applying to the subsidiary’s merged equity interest, the new ownership share resulting from the exchange relationship.

4.16.3   Legal reserve

In accordance with the Argentine Commercial Companies General Law, 5% of the profit arising from the statement of income for the year, prior years' adjustments, the translation differences which are directly accumulated in Retained earnings (see Note 4.3.4), the amounts transferred from other comprehensive income and prior years' accumulated losses, must be appropriated to a legal reserve until such reserve equals 20% of the Company’s share capital, the related adjustment of share capital. When for any reason, the amount of this reserve will be shorter, dividends may not be distributed, until such amount is reached.

4.16.4   Voluntary reserve

This reserve results from an allocation made by the Shareholders’ Meeting, whereby a specific amount is set aside to cover for the funding needs of projects and situations associated with Company policies.

4.16.5   Other reserves

It includes the result of operations with non-controlling interest that do not result in a loss of control and reserves for stock compensation plans.

4.16.6   Retained earnings (Accumulated losses)

Retained earnings comprise accumulated profits or losses without a specific appropriation; positive earnings can be distributable by the decision of the Shareholders' meeting, as long as they are not subject to legal restrictions. These earnings comprise prior years' earnings that were not distributed, translation differences which are directly accumulated in retained earnings pursuant to the policy described in Note 4.3.4, the amounts transferred from other comprehensive income and prior years' adjustments, according to IFRS.

General Resolution No. 593/11 issued by the CNV provided that Shareholders in the Meetings at which they should decide upon the approval of financial statements in which the Retained earnings account has a positive balance, should adopt an express resolution as to the allocation of such balance, whether to dividend distribution, capitalization, setting up of reserves or a combination of these. The Company’s Shareholders have complied with these requirements.

4.16.7   Other comprehensive income

It includes gains and losses from the remeasurement process of foreign operations and the translation differences which are not classified and directly accumulated in retained earnings pursuant to the policy described in Note 4.3.4 and actuarial gains and losses for defined benefit plans and the related tax effect.

4.16.8   Dividends distribution

Dividend distribution to Company shareholders is recognized as a liability in the Consolidated Financial Statements in the year in which the dividends are approved by the Shareholders' Meeting. The distribution of dividends is made based on the Company’s Stand-Alone Financial Statements.

4.17   Compensation plans

Note 19 details the conditions applicable to the different compensation agreements and the main variables considered in the corresponding valuation model.

The following guidelines under IFRS 2 have been taken into consideration for the registration of stock-based compensations:

-	Compensations payable in cash:
i.	Compensation agreements – Senior Management: the reasonable value of the received services is measured through a share appreciation estimate using the Black-Scholes-Merton valuation model. The fair value of the amount payable under the compensation agreements is accrued and acknowledged as an expense, with the corresponding increase in liabilities. Liabilities are revalued on each balance sheet date. Any change in the fair value of liabilities is disclosed under profit or loss.
ii.	Company Value Sharing (“Company-Value Compensation”) – Pampa (as PEPASA´s successor company): the Black-Scholes-Merton financial valuation model was used to make this estimate, taking into consideration the enforceability of the remuneration. The fair value of the amount payable for the compensation plan is accrued and acknowledged as an expense, with the recognition of an increase in liabilities. Liabilities are revalued on each balance sheet date and at their settlement date. Any change in the fair value of liabilities is disclosed under profit or loss.
iii.	Annual Variable Compensation granted to certain officers for the performance of technical and administrative duties amounting to 7% of the EBDA accrued (EBITDA less paid income tax, less total net financial costs, less interest on its own capital, considering an annual 10% dollar-denominated rate) of PEPASA´s continuing business in Pampa. The Company recognizes a provision (liability) and an expense for this EBDA Compensation based on the previously mentioned formula.
-	Compensations payable in shares
i.	Stock-based Compensation Plan – Officers and other key staff: the fair value of the received services is measured at the fair value of shares at the time of granting, and is disclosed during the vesting period, together with the corresponding increase in equity.
ii.	Stock-based Compensation Plan -Edenor: The fair value of the services received is disclosed as an expense and determined by reference to the fair value of the granted shares. When the employees provide the services before the shares are granted, the fair value at the grant date is estimated in order to recognize the respective result.

4.18   Trade payables and other payables

Trade payables and other payables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, except for particular matters described below.

4.18.1   Customer guarantees

Customer guarantees are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method.

In accordance with the Concession Agreement, Edenor is allowed to receive customer guarantees in the following cases:

i.	When the power supply is requested and the user is unable to provide evidence of his legal ownership of the premises;
ii.	When service has been suspended more than once in one-year period;
iii.	When the power supply is reconnected and Edenor is able to verify the illegal use of the service (fraud).
iv.	When the customer is undergoing liquidated bankruptcy or reorganization proceedings.

Edenor has decided not to request customer guarantees from residential tariff customers.

Customer guarantees may be either paid in cash or through the customer’s bill and accrue monthly interest at a specific rate of BNA for each customer category.

When the conditions for which Edenor is allowed to receive customer guarantees no longer exist, the customer’s account is credited for the principal amount plus any interest accrued thereon, after deducting, if appropriate, any amounts receivable which Edenor has with the customer.

4.18.2   Edenor’s customer refundable contributions

Edenor receives assets or facilities (or the cash necessary to acquire or built them) from certain customers for services to be provided, based on individual agreements and the provisions of ENRE Resolution No. 215/12. These contributions are initially recognized as trade payables at fair value against Property, plant and equipment, and are subsequently measured at amortized cost using the effective interest rate method.

4.18.3   Edenor’s particular matters

The recorded liabilities for penalties accrued, whether imposed or not yet issued by the ENRE (Note 2.3), and other provisions are the best estimate of the settlement value of the present obligation in the framework of IAS 37 provisions at the date of these Consolidated Financial Statements.

The balances of ENRE Penalties and Discounts are adjusted in accordance with the regulatory framework applicable thereto and are based on Edenor’s estimate of the outcome of the RTI process described in Note 2.3.

4.19   Borrowings

Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings, using the effective interest method.

Borrowings are removed from the statement of financial position when the obligation specified in the contract is discharged, cancelled or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any non-cash assets transferred or liabilities assumed, is recognised in profit or loss as other income or finance costs.

Borrowings are classified as current liabilities unless the group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.

4.19.1   Borrowing costs

General and specific borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset are capitalized during the period of time that is required to complete and prepare the asset for its intended use or sale. Qualifying assets are assets that necessarily take a substantial period of time to get ready for their intended use or sale.

Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.

Other borrowing costs are expensed in the period in which they are incurred.

4.20   Deferred revenues

Non-refundable customer contributions: Edenor receives assets or facilities (or the cash necessary to acquire or built them) from certain customers for services to be provided, based on individual agreements. The assets received are recognized by Edenor as Property, plant and equipment with a contra-account in deferred revenue, the accrual of which depends on the nature of the identifiable services, in accordance with the following:

i.	Customer connection to the network: revenue is accrued until such connection is completed;
ii.	Continuous provision of the electric power supply service: throughout the shorter of the useful life of the asset and the term for the provision of the service.

4.21   Employee benefits

4.21.1   Short-term obligations

Liabilities for wages and salaries, including non-monetary benefits and accumulating sick leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognised in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current salaries and social security payable in the consolidated statement of financial position.

4.21.2   Defined benefit plans

Labor costs liabilities are accrued in the periods in which the employees provide the services that trigger the consideration.

Additionally, the Company operates several defined benefit plans. Defined benefit plans define an amount of pension benefit that an employee will receive on retirement, depending on one or more factors, such as age, years of service and compensation. In accordance with conditions established in each plan, the benefit may consist in a single payment, or in making complementary payments to those made by the pension system.

The defined benefit liability recognized in the financial statement balance sheet, at the end of the reporting period, is the present value of the defined benefit obligation net of the fair value of the plan assets, when applicable. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using future actuarial assumptions about demographic and financial variables that affect the determination of the amount of such benefits.

Actuarial gains and losses from experience adjustments and changes in actuarial assumptions, are recognized in other comprehensive income (loss) in the period in which they arise and past service costs are recognized immediately in the statement of income (loss).

4.22   Provisions, contingent liabilities and contingent assets

Provisions are recognized when the group has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources will be required to settle that obligation, and the amount can be reliably estimated. Provisions are not recognised for future operating losses.

Provisions are measured at the present value of the expenditures expected to be required to settle the present obligation, taking into account the best available information as of the date of the Consolidated Financial Statements based on assumptions and methods considered appropriate and taking into account the opinion of each Company’s legal advisors. As additional information becomes available to the Company, estimates are revised and adjusted periodically. The discount rate used to determine the present value reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognised as other financial results.

Contingent liabilities are possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of uncertain future events not wholly within the control of the entity; or present obligations that arise from past events but it is not probable that an outflow of resources will be required to its settlement; or whose amount cannot be measured with sufficient reliability.

Contingent liabilities are not recognised. The Company discloses in notes to the Consolidated Financial Statements  a brief description of the nature of material contingent liabilities.

Contingent liabilities, whose possibility of any outflow in settlement is remote, are not disclosed unless they involve guarantees, in which case the nature of the guarantee is disclosed.

Contingent assets are possible assets that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of uncertain future events not wholly within the control of the entity.

Contingent assets are no recognised. The Company discloses in notes to the Consolidated Financial Statements a brief description of the nature of material contingent assets, where the related inflows of economic benefits are estimated to be probable.

4.23   Revenue from contracts with customers

4.23.1   Generation segment:

4.23.1.1 Revenues from sales to the spot market (SRRYME Resolution No. 1/19)

The Company recognizes revenues from i) power availability on a monthly basis as the different power plants are available to generate and ii) energy generated when the delivery of energy is effective, based on the price applicable depending on the technology of each plant and, in the case of thermal power plants, the application of the coefficient derived from the average usage factor over the last 12 months on the power capacity remuneration specified in the Resolution. Revenues are not adjusted for the effect of financing components as sales are made with an average credit term of 45 days, which is consistent with market practice.

4.23.1.2 Revenues from supply agreements with CAMMESA (SE Resolution No. 220/07, SEE Resolution No. 21/16, SEE Resolution No. 287/17 and Renovar Programs)

The Company recognizes revenues from supply contracts with CAMMESA for i) power availability, when applicable, on a monthly basis, as the different power plants are available to generate and ii) energy generated when the delivery of energy is effective, based on the price established in each contract. Revenues are not adjusted for the effect of financing components as sales are made with an average credit term of 45 days, which is consistent with market practice.

4.23.1.3 Revenues from sales contracts with large users within the MAT (energy plus Resolution SE No. 1,281/06)

The Company recognizes revenues from energy plus sales and renewable energy when the delivery of energy is effective based on the price established in each contract. Revenues are not adjusted for the effect of financing components as sales are made with an average credit term of 30 days, which is consistent with market practice.

4.23.2   Distribution segment

4.23.2.1 Revenues from contracts with customers

Edenor's revenue is measured at the fair value of the consideration collected or to be collected, taking into account the estimated amount of any discount, thus determining the net amounts.

Edenor recognizes, on a monthly basis, revenues from electricity distribution as energy is distributed to each client based on the applicable tariff and procedures established by the ENRE. Such revenue includes energy delivered, whether billed or unbilled, at the end of each period. Revenues are not adjusted for the effect of financing components as sales’ payments are not deferred over time, which is consistent with market practice.

Edenor recognizes revenues related to energy supply to low-income areas and shantytowns, only to the extent that the Framework Agreement has been renewed for the period in which the service was rendered. As of the date of issuance of these Consolidated Financial Statements, the Framework Agreement is not currently in effect.

4.23.2.2. Edenor’s other revenues from contracts with customers

Edenor recognizes other revenues from contracts with customers in relation to connection and reconnection services, rights of use on poles and transport of energy to other distribution companies on a monthly basis as services are rendered based on the price established in each contract. Revenues are not adjusted for the effect of financing components as sales’ payments are not deferred over time, which is consistent with market practice.

4.23.3   Oil and gas segment

The Company recognizes revenues from the sale of oil and gas, to third parties and intersegment, when control of the product is transferred, that is, at the output of each area, when the oil and gas is delivered to the carrier and to the extent there is no unfulfilled obligation that could affect the acceptance of the product by the client. In all cases the transport of the gas is in charge of the client. Revenues from these sales are recognized based on the price by product specified in each contract or agreement to the extent that it is highly probable that a significant reversal will not occur.

Revenues are not adjusted for the effect of financing components as sales are made with an average credit term not exceeding 30 days, which is consistent with market practice.

4.23.4 Petrochemical segment

The Company recognizes revenues from the sale of petrochemical products, whether in local or foreign market, when the control of the product is transferred, that is, when the products are delivered to the client and there is no unfulfilled obligation that could affect the acceptance of the product by the client. The delivery, as established in each contract, is occurs:

(a)	when the products are dispatched and transported by and in charge of the client, or,
(b)	when the products have been dispatched by the Company to a specific location, the obsolescence risks and loss have been transferred to the client, and the client has accepted the products according to the sale contract, the acceptance provisions have expired, or when the Company has objective evidence that all acceptance criteria have been met.

Revenues from these sales are recognized based on the price specified in each contract, to the extent that it is highly probable that a significant reversal will not occur. Revenues are not adjusted for the effect of financing components as sales are made with an average credit term not exceeding 28 days, which is consistent with market practice.

4.23.5 Holding and others segment

The Company recognizes revenues from contracts with customers in relation to advisory services to related companies as services are rendered based on the price established in each agreement. Revenues are not adjusted for the effect of financing components, as sales are made with an average credit term of 30 days, which is consistent with market practice.

4.24   Other Income

4.24.1   Government grants

Grants from the government are recognised at their fair value where there is a reasonable assurance that the grant will be received and the Group will comply with all attached conditions. There are no unfulfilled conditions or other contingencies attaching to the following grants. The group did not benefit directly from any other forms of government assistance.

4.24.1.1 Recognition of Compensation from Natural Gas Injection Promotion Programs

The Company recognizes revenues from Natural Gas Injection Promotion Programs when the delivery of the gas is effective based on the price established in the applicable regulation, only to the extent that it is highly probable that a significant reversal will not occur and it is probable that the consideration will be collected, that is, as the procedure established by Government is formally complied with. Although the consideration Programs´ collection depends on the Argentine Government’s payment capacity that has incurred in important delays in the cancellation of the credits in the past, revenues are not adjusted for the effect of financing components, which is consistent with market practice.

The recognition of income from Natural Gas Injection Promotion Programs is covered by IAS 20 since it involves a compensation as a result of the production increase committed.

This item has been disclosed under Natural Gas Injection Promotion Programs under Other operating income, in the Consolidated Statement of Comprehensive Income. Furthermore, ítem Extroardinary Canon disclosed within Other operating expenses includes fiscal costs related to these Programs.

4.24.2   Interest income

Interest income from financial assets at fair value through profit or loss is included into the result of changes in the fair value of those assets. Interest income from financial assets at amortized cost and financial assets at fair value through other comprehensive income are recognised in the statement of income.

Interest income is calculated by using the effective interest rate to the gross carrying amount of a financial asset (without considering impairment provision), except for impaired financial assets, that is calculated by applying the effective interest rate to carrying amount net of impairment provision.

4.24.3   Dividends

Dividends are received from financial assets measured at fair value through profit or loss or through other comprehensive income. Dividends are recognized as revenue when the right to receive payment has been established. This applies even if they are paid out of pre-acquisition profits.

4.25    Income tax and minimum notional income tax

4.25.1   Current and deferred income tax

The tax expenses for the year include current and deferred tax. Tax is recognized in the income statement, except to the extent that it relates to items recognized in other comprehensive income or directly in equity, in which case, the tax is also recognized in other comprehensive income or directly in equity, respectively.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions, where appropriate, on the basis of amounts expected to be paid to the tax authorities.

Deferred income tax is recognized, using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts in the Consolidated Financial Statements. However, deferred tax liabilities are not recognized if they come from the initial recognition of goodwill; or if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at time of the transaction affects neither accounting nor taxable profit or loss.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available and can be used against temporary differences.

Deferred income tax is provided on temporary differences from investments in subsidiaries and associates, except for deferred income tax liability where the timing of the reversal of the temporary difference is controlled by the group and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred assets or liabilities are recognized on account of gains or losses from fiscal tax inflation which, pursuant to Law No. 27,541, are deferred and accounted for in subsequent fiscal periods (see Note 2.6.1.5).

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset the recognized amounts and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Current and deferred tax assets and liabilities have not been discounted, and are stated at their nominal value.

Income tax rates prevailing at year-end in Argentina (see Note 2.6.1), Venezuela, Ecuador, Bolivia, Spain and Uruguay are 30%, 50%, 25%, 25%, 25% and 25%, respectively. Additionally, a 3% surcharge is added to Ecuador’s income tax when the company’s shareholder residing in Ecuador is an entity established in a jurisdiction considered a tax haven under Ecuadorian laws.

In Bolivia, payment of Bolivian-source income to beneficiaries outside Bolivia is levied with a 12.5% withholding income tax. Furthermore, and pursuant to the last tax reform passed in Ecuador and effective as from January 1, 2020, dividends distributed to foreign shareholders will be subject to a 10% withholding.

Deferred tax assets and liabilities are measured using the tax rates expected to apply in the period when the asset is realized or the liability is settled.

4.25.2 Minimum notional income tax

The Company assessed the minimum notional income tax until December 31, 2018, by applying the current 1% rate over the assets computable at the closing of the year. As this tax supplements the income tax, the Company does not assess it for the periods where no income is evidenced on the income tax, based on the case law established by the “Hermitage” decision (CSJN, June 15, 2010), which ruled on the unconstitutionality of this tax when tax losses are disclosed for the period.

The Company’s tax obligation for each year will be the higher of the two taxes. If in a fiscal year, however, minimum notional income tax obligation exceeds income tax liability, the surplus will be computable as a payment in advance of income tax through the next ten years.

Pursuant to section 76 of Law No. 27,430, the effectiveness of this tax has been abrogated for fiscal years beginning on or after January 1, 2019, without affecting the remaining term for computing any payments made in excess during its life as payments on account of income tax.

As of the closing date hereof, the Company’s Management analyzed the receivable’s recoverability, and allowances are created in as long as it is estimated that the amounts paid for this tax will not be recoverable within the statutory limitation period taking into consideration the Company’s current business plans. The Company’s Management will evaluate the evolution of this recoverability in future fiscal years.

4.26   Leases

In leases where the Company is a lessee (Note 18.1), a right-of-use asset and a lease liability are recognized on the date on which the underlying asset is available for use by the Company.

At the commencement date the lease liability is measured at the present value of the payments that are not paid at that date, including:

-	fixed payments, less any lease incentive receivable
-	variable lease payments depending on an index or rate
-	amounts that the Company expects to pay under residual value guarantee
-	exercise price of a purchase option (if the Company is reasonably certain to exercise that option), and
-	penalty payments for terminating the lease, if the lease term reflects the Company exercising that option.

Lease payments are discounted using the Company’s incremental borrowing rate, which is the rate the Company would have to pay to borrow over a similar term, security and conditions, the funds necessary to acquire an asset of a similar value to the right-of-use asset in a similar economic environment, or by using the interest rate implicit in the lease, if that rate can be readily determined.

The lease liability is disclosed in “Lease liability” under “Trade and other payables”. Each lease payment is apportioned between the principal and the financial cost. The financial cost is charged to income over the term of the lease to produce a constant periodic interest rate on the remaining liability balance for each period.

Right-of-use assets are measured at cost, which comprises:

-	the amount of the initial measurement of the lease liability
-	any lease payment made at or before the commencement date, less any lease incentive received
-	any initial direct cost, and
-	an estimate of costs to be incurred for decommissioning or restoring the underlying asset pursuant to the terms and conditions of the lease

Right-of-use assets are depreciated using the straight-line method over the asset’s useful life or, if shorter, during the lease term.

The Company recognizes lease payments associated with short-term leases (up to 12 months) and leases for which the underlying asset is of low value (IT equipment and office supplies) as an expense using the straight-line method over the lease term.

Leases in which the Company, as a lessor, has transferred all risks and rewards incidental to ownership of the underlying asset are classified as financial leases (Note 18.2.1). Financial leases are recognized at the commencement date at the fair value of the leased property or, if lower, the present value of the minimum lease payments to be received. The corresponding lease rights, net of financial charges, are included in “Trade and other receivables”. Each lease payment received is allocated between income receivable and financial income. Financial income is recognized as a profit or a loss over the term of the lease to produce a constant periodic interest rate on the remaining liability balance for each period. Property under financial leases is derecognized if there is reasonable certainty that the Company will transfer its ownership at the end of the lease term.

Leases in which the Company does not transfer a significant part of the risks and rewards incidental to ownership of the underlying asset are classified as operating leases. Revenues from associated leases are recognized in income using the straight-line method over the term of the lease (Note 18.2.2). The corresponding leased assets are included in the Consolidated Statement of Financial Position depending on their nature.